UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011.
☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2012 - June 30, 2012.
	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

Date of Report (Date of earliest event reported) August 14, 2012

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:    025-01140
Central Index Key Number of securitizer:    0001283557
____________________________________________________________________

Christian T. Greco
(212) 648-0364
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.    Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

This Form ABS-15G/A amends and restates the Form ABS-15G originally filed by the reporting entity as described in footnote 14 of Exhibit 99.1.  The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G/A. Please see Item 2, Exhibit 99.1 for the related information.

Item 2.                   Exhibits

99.1	Disclosures required by Rule 15Ga-1.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 7, 2012

BEAR STEARNS ASSET BACKED SECURITIES I LLC (Securitizer)

By: /s/ John Costango
Name: John Costango Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.